SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Dividend Reinvestment Plan) (Detail) - $ / shares	Dec. 29, 2019	Dec. 17, 2019	Nov. 12, 2018	Dec. 07, 2017
Accounting Policies [Abstract]
Updated primary offering price (in dollars per share)	$ 10.63	$ 10.63	$ 9.91	$ 11.50
Special dividends declared (in dollars per share)			$ 2.95	$ 3.61